Simple Agreement for Future Equity (SAFE) - Additional Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Fair Value Disclosures [Abstract]
Net loss	$ (900,000)		$ (900,000)
SAFE outstanding		$ 0
Issuance costs related to SAFE		$ 0